Summary Prospectus
Touchstone Sands Capital Select Growth Fund	January 30, 2019

Class A Ticker: TSNAX Class C Ticker: TSNCX
Class Y Ticker: CFSIX Class Z Ticker: PTSGX

Before you invest, you may want to review the Fund’s prospectus, which contains information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated January 30, 2019, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund’s prospectus and other information about the Fund, go to TouchstoneInvestments.com/literature-center, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Touchstone Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Touchstone Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on the Touchstone Funds’ website (TouchstoneInvestments.com/Resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Touchstone Funds, visit TouchstoneInvestments.com/Resources/Edelivery or call Touchstone Funds toll-free at 1.800.543.0407. Your election to receive shareholder reports in paper will apply to all Touchstone Funds that you hold through your financial intermediary or directly with Touchstone.

TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Sands Capital Select Growth Fund (the “Fund”) seeks long-term capital appreciation.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Touchstone Sands Capital Select Growth Fund Summary

	Class A	Class C	Class Y		Class Z
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None		None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.92%	0.92%	0.92%		0.92%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None		0.24%
Other Expenses
Liquidity Provider Expense	0.01%	0.01%	0.01%		0.01%
Other Operating Expenses	0.25%	0.26%	0.24%		0.30%
Total Other Expenses	0.26%	0.27%	0.25%		0.31%
Total Annual Fund Operating Expenses	1.43%	2.19%	1.17%		1.47%
Fee Waiver and/or Expense Reimbursement(2)	0.00%	(0.01)%	0.00%		(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.43%	2.18%	1.17%	(3)	1.42%
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(1)There will be a performance fee adjustment to the base advisory fee if the Fund outperforms or underperforms the Russell 1000® Growth Index by more than 2.50% . See “The Funds’ Management” section of the Fund’s prospectus for additional information.
(2)Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit “Other Expenses” to 0.25% for each class of shares. Other expenses include all operating expenses of the Fund except for investment advisory fees, performance fees, shareholder servicing fees, distribution fees (12b–1) and any expenses excluded in the expense limitation agreement. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause Other Expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund's current expense limitation.
(3)Expenses shown above do not reflect Touchstone Advisors' recoupment of previously waived and/or reimbursed expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2018.

Touchstone Sands Capital Select Growth Fund Summary

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Class Z	Class C
1 Year	$638	$321	$119	$145	$221
3 Years	$930	$684	$372	$460	$684
5 Years	$1,243	$1,174	$644	$798	$1,174
10 Years	$2,127	$2,523	$1,420	$1,753	$2,523

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-advisor, Sands Capital Management, LLC, believes have above-average potential for revenue or earnings growth.  This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders.  The Fund emphasizes investments in large capitalization growth companies.  The weighted-average market capitalization of these companies is generally in excess of $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $2 billion.  The Fund will typically own between 25 and 35 companies.

The Fund is non-diversified and invests a significant percentage of its assets in the securities of a single company or in the securities of a smaller number of companies than a diversified fund. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•	Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain

Touchstone Sands Capital Select Growth Fund Summary

the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

The Fund’s Performance

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 1000® Growth Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Sands Capital Select Growth Fund — Class Z Total Return as of December 31

Touchstone Sands Capital Select Growth Fund Summary

Best Quarter: First Quarter 2012 23.75%	Worst Quarter: Fourth Quarter 2018 (17.93)%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class Z shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class Z shares' after-tax returns.

The inception date of Class A shares and Class C shares was November 15, 2010. Class A and Class C shares' performance was calculated using the historical performance of Class Z shares for the periods prior to November 15, 2010. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A and Class C shares.

Average Annual Total Returns
For the periods ended December 31, 2018

	1 Year	5 Years	10 Years
Touchstone Sands Capital Select Growth Fund — Class Z
Return Before Taxes	5.33%	6.77%	17.94%
Return After Taxes on Distributions	(0.86)%	3.10%	15.88%
Return After Taxes on Distributions and Sale of Fund Shares	8.11%	5.09%	15.28%
Touchstone Sands Capital Select Growth Fund — Class A
Return Before Taxes	(0.61)%	5.50%	17.23%
Touchstone Sands Capital Select Growth Fund — Class C
Return Before Taxes	3.78%	5.95%	17.07%
Touchstone Sands Capital Select Growth Fund — Class Y
Return Before Taxes	5.71%	7.04%	18.21%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	(1.51)%	10.40%	15.29%

Touchstone Sands Capital Select Growth Fund Summary

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Manager	Investment Experience with the Fund	Primary Title with Sub-Advisor
Sands Capital Management, LLC	Frank M. Sands, CFA	Since 2000	Chief Investment Officer and Chief Executive Officer
	A. Michael Sramek, CFA	Since 2015	Senior Portfolio Manager, Research Analyst and Managing Director
	Wesley A. Johnston, CFA	Since 2016	Portfolio Manager and Senior Research Analyst
	Thomas H. Trentman, CFA	Since 2017	Portfolio Manager and Senior Research Analyst

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, Y, and Z
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A and C shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial institutions and financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Class Z Shares are available only through a financial intermediary or financial institutions such as retirement plans, fee based platforms and brokerage accounts. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRAs and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares see the section “Investing with Touchstone” of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Touchstone Sands Capital Select Growth Fund Summary

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TSF-56-TFGT-PTSGX-1901

Touchstone Sands Capital Select Growth Fund Summary

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